Fair value measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Goodwill, impairment charges	$ 0	$ 0
Impairment charges	$ 0	$ 0